Income Tax - Schedule of Major Components of Income Tax Assets (Detail) - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current income tax receivable
Current income tax receivable	£ 8,033	£ 6,367
Deferred tax asset
Deferred tax asset	113	103
U.K. [member]
Current income tax receivable
Current income tax receivable	8,030	6,366
U.S. [member]
Current income tax receivable
Current income tax receivable	3	1
Deferred tax asset
Deferred tax asset	£ 113	£ 103